SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Trademarks	$ 27,081,437	$ 24,701,414
Patents	15,024,355	14,577,476
Online platform	2,137,036	2,073,472
Customer Relationships	1,430,891
Less: accumulated amortization	(5,865,663)	(2,960,500)
Less: accumulated impairment	(8,763,352)	(8,502,698)	$ (8,502,698)
Intangible assets, net	$ 31,044,704	$ 29,889,164